Financial Instruments - Estimated Fair Values Of Financial Instruments (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Book Value
Financial Instruments
Cash and cash equivalents	$ 84,955	$ 139,170
Long-term debt, including current portion	1,392,552	1,423,812
Fair Value
Financial Instruments
Cash and cash equivalents	84,955	139,170
Long-term debt, including current portion	1,392,552	1,423,812
Notes | ZIM | Book Value
Financial Instruments
Notes	21,567	20,078
Notes | ZIM | Fair Value
Financial Instruments
Notes	21,567	20,078
Notes | HMM | Book Value
Financial Instruments
Notes	10,360	11,377
Notes | HMM | Fair Value
Financial Instruments
Notes	$ 10,360	$ 11,377